Schedule of amount recognized in the consolidated balance sheets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
Operating lease right-of-use assets	$ 22,745	$ 30,940	$ 72,286
Current	26,327	35,812	43,458
Non-current			35,812
Total operating lease liabilities	$ 26,327	$ 35,812	$ 79,270